Dec. 13, 2018
Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

Prospectus Supplement

December 13, 2018

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital growth, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, and invests at least 80% of its assets in common stocks of mid cap companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2017 was between $388.9 million and $35 billion.

The first three sentences of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal circumstances, the Fund's Adviser seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2017 was between $388.9 million and $35 billion.

Please retain this supplement for future reference.